Postretirement Benefit Plans (Net Funded Status) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Postretirement Health And Life Coverage [Member]
Change in benefit obligations:
Benefit obligations	$ 572	$ 861
Change in benefit obligations: Service cost	4	13	$ 13
Change in benefit obligations: Interest cost	23	32	38
Change in benefit obligations: Change in experience	2	(24)
Change in benefit obligations: Change in assumptions	13	(4)
Change in benefit obligations: Change due to plan amendment		(244)
Change in benefit obligations/fair value of plan assets: Benefit payments	(74)	(62)
Benefit obligations	540	572	861
Change in fair value of plan assets:
Fair value of plan assets	0	0
Change in fair value of plan assets: Employer contributions	74	62
Change in benefit obligations/fair value of plan assets: Benefit payments	(74)	(62)
Fair value of plan assets	0	0	0
Funded status at year end	(540)	(572)
Director's Retirement Plan [Member]
Change in benefit obligations:
Benefit obligations	1,150	1,186
Change in benefit obligations: Service cost	34	33	33
Change in benefit obligations: Interest cost	46	45	51
Change in benefit obligations: Actuarial gain	(13)	(8)
Change in benefit obligations: Change in assumptions	(4)	(16)
Change in benefit obligations/fair value of plan assets: Benefit payments	(91)	(90)
Benefit obligations	1,122	1,150	1,186
Change in fair value of plan assets:
Fair value of plan assets	0	0
Change in fair value of plan assets: Employer contributions	91	90
Change in benefit obligations/fair value of plan assets: Benefit payments	(91)	(90)
Fair value of plan assets	0	0	$ 0
Funded status at year end	$ (1,122)	$ (1,150)